Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of authorized, issued and outstanding stock
	September 30, 2022
	Authorized Shares	Issued Shares
Preferred Stock	10,000,000	—
Class A Common Stock	750,000,000	345,794,368
Class B Common Stock	75,000,000	64,000,588
	835,000,000	409,794,956

	December 31, 2021
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

	December 31, 2021
	Authorized Shares	Shares Issued	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

	December 31, 2020
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock, as recast	10,000,000	—	—	—
Class A Common Stock, as recast	750,000,000	93,099,596	—	93,099,596
Class B Common Stock, as recast	75,000,000	64,000,588	—	64,000,588
	835,000,000	157,100,184	—	157,100,184

Schedule of outstanding warrants to purchase
	Number of Warrants	Exercise Price	Expiration Date
Public Warrants (1)	23,375,988	$11.50	July 21, 2026
Private Warrants(2)	276,131	11.50	July 21, 2026
ATW NPA Warrants(3)	28,431,635	0.64	Various through August 10, 2028
Bridge Warrants(4)	42,342,839	0.71	Various through September 23, 2029
Other warrants	1,429,068	4.69	August 5, 2027
Total	95,855,661

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	11.50	July 21, 2026
Other warrants	4,544,258	10.00	Various through August 10, 2028
Total	28,196,377

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	$11.50	July 21, 2026
Other warrants	4,544,258	$10.00	Various through August 10, 2028
Total	28,196,377